Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Income Statement - Variable Interest Entity, Primary Beneficiary [Member]	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Operating revenues	¥ 26,624,433	$ 3,967,046	¥ 123,939,836
Gross profit	13,923,800	2,074,649	24,417,262
Income from operations	5,237,687	780,416	1,330,677
Net income	¥ 1,931,944	$ 287,860	¥ 154,867